Revenue - Accounting policy (Details) R in Millions, $ in Millions			1 Months Ended	12 Months Ended
	Jul. 25, 2018 ZAR (R)	Jul. 25, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2023 ZAR (R)	Dec. 31, 2022 ZAR (R)	Dec. 31, 2021 ZAR (R)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received				R 935	R 24	R 65
PGMs | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				1 month
PGMs | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				4 months
Zinc | Minimum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				1 month
Zinc | Maximum
Disclosure of disaggregation of revenue from contracts with customers [line items]
Period between provisional invoicing and final pricing				4 months
Wheaton Precious Metals International
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue advance received	R 6,555	$ 500	$ 500
Additional monthly amounts receivable, as a percent				18.00%
Wheaton Precious Metals International | Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				100.00%
Wheaton Precious Metals International | Palladium
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percent of production covered by agreement				4.50%